CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	$ 7,020,231	$ 1,304	$ (229,929)	$ 2,643,162
Comprehensive income (net of tax):
Net income	160,812					160,812
Currency translation adjustment	59,158				59,158
Movement on cash flow hedge	(2,420)				(2,420)
Total comprehensive income	217,550
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units and performance share units (in shares)		27,046
Issue of restricted share units and performance share units	1	$ 1
Share based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Mar. 31, 2025		79,464,252
Ending balance at Mar. 31, 2025	9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net income	364,328
Currency translation adjustment	163,586
Movement on cash flow hedge	(2,420)
Total comprehensive income	525,494
Ending balance (in shares) at Jun. 30, 2025		77,772,130
Ending balance at Jun. 30, 2025	9,500,647	$ 6,390	7,054,324	1,506	(68,763)	2,507,190
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(4,504,330)
Repurchase of ordinary shares	$ (750,000)
Ending balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Ending balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Beginning balance (in shares) at Mar. 31, 2025		79,464,252
Beginning balance at Mar. 31, 2025	9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Comprehensive income (net of tax):
Net income	203,516					203,516
Currency translation adjustment	104,428				104,428
Movement on cash flow hedge	0
Total comprehensive income	307,944
Exercise of share options (in shares)		17,901
Exercise of share options	1,734	$ 1	1,733
Issue of restricted share units and performance share units (in shares)		7,158
Issue of restricted share units and performance share units	1	$ 1
Share based compensation expense	15,251		15,251
Share issuance costs	(4)		(4)
Repurchase of ordinary shares (in shares)		(1,717,181)
Repurchase of ordinary shares	(250,000)	$ (117)		117		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Jun. 30, 2025		77,772,130
Ending balance at Jun. 30, 2025	$ 9,500,647	$ 6,390	7,054,324	1,506	(68,763)	2,507,190
Beginning balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Beginning balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Comprehensive income (net of tax):
Net income	104,751					104,751
Currency translation adjustment	(26,495)				(26,495)
Total comprehensive income	78,256
Exercise of share options (in shares)		10,174
Exercise of share options	1,086	$ 1	1,085
Issue of restricted share units and performance share units (in shares)		24,039
Issue of restricted share units and performance share units	1	$ 1
Share based compensation expense	27,574		27,574
Share issuance costs	(5)		(5)
Ending balance (in shares) at Mar. 31, 2026		76,601,538
Ending balance at Mar. 31, 2026	$ 9,300,296	$ 6,307	7,160,610	1,606	(95,029)	2,226,802
Beginning balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Beginning balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Comprehensive income (net of tax):
Net income	177,333
Currency translation adjustment	(41,286)
Movement on cash flow hedge	0
Total comprehensive income	$ 136,047
Repurchase of ordinary shares (in shares)	0
Ending balance (in shares) at Jun. 30, 2026	77,154,209	77,154,209
Ending balance at Jun. 30, 2026	$ 9,378,162	$ 6,346	7,180,646	1,606	(109,820)	2,299,384
Beginning balance (in shares) at Mar. 31, 2026		76,601,538
Beginning balance at Mar. 31, 2026	9,300,296	$ 6,307	7,160,610	1,606	(95,029)	2,226,802
Comprehensive income (net of tax):
Net income	72,582					72,582
Currency translation adjustment	(14,791)				(14,791)
Movement on cash flow hedge	0
Total comprehensive income	57,791
Exercise of share options (in shares)		12,519
Exercise of share options	1,585	$ 1	1,584
Issue of restricted share units and performance share units (in shares)		540,152
Issue of restricted share units and performance share units	38	$ 38
Share based compensation expense	18,456		18,456
Share issuance costs	$ (4)		(4)
Ending balance (in shares) at Jun. 30, 2026	77,154,209	77,154,209
Ending balance at Jun. 30, 2026	$ 9,378,162	$ 6,346	$ 7,180,646	$ 1,606	$ (109,820)	$ 2,299,384